Shareholder Report, Line Graph (Details) - USD ($)	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jul. 05, 2016	Jun. 30, 2016	Mar. 31, 2016	Mar. 23, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014
Russell 3000 Index
Account Value [Line Items]
Account Value	$ 32,604	$ 31,767	$ 29,904	$ 28,973	$ 26,334	$ 23,497	$ 24,288	$ 22,408	$ 20,907	$ 19,506	$ 20,418	$ 24,512	$ 25,877	$ 23,681	$ 23,705	$ 21,900	$ 20,593	$ 17,957	$ 16,443	$ 13,475	$ 17,035	$ 15,614	$ 15,435	$ 14,828	$ 13,002	$ 15,172	$ 14,163	$ 13,633	$ 13,721	$ 12,903	$ 12,339	$ 11,978	$ 11,327	$ 10,870		$ 10,412	$ 10,145		$ 10,048	$ 9,455	$ 10,194	$ 10,180	$ 10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	31,481	30,674	28,875	27,975	25,428	22,689	23,452	21,637	20,187	18,835	19,715	23,668	24,987	22,865	22,889	21,146	19,884	17,339	15,877	13,011	16,448	15,077	14,904	14,317	12,554	14,649	13,675	13,163	13,249	12,459	11,914	11,566	10,938	10,496	$ 10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	1,630,405	1,588,574	1,495,422	1,448,828	1,316,884	1,175,036	1,214,555	1,120,575	1,045,505	975,447	1,021,033	1,225,746	1,294,052	1,184,189	1,185,394	1,095,156	1,029,795	897,960	822,251	673,824	851,861	780,826	771,853	741,489	650,181	758,690	708,236	681,725	686,147	645,255	617,048	598,985	566,452	543,571		520,674	507,328	$ 500,000
MSCI US Small Cap Growth Index
Account Value [Line Items]
Account Value	24,369	24,094	22,481	23,029	21,691	19,115	20,350	19,095	17,741	16,943	17,147	21,544	24,026	23,793	24,595	23,276	21,545	16,732	15,437	11,715	15,736	14,269	14,734	14,295	12,151	15,371	14,577	13,507	13,358	12,724	11,967	11,557	10,998	10,662		9,830	9,506		$ 9,695	$ 9,409	$ 10,785	$ 10,640	$ 10,000
MSCI US Small Cap Growth Index
Account Value [Line Items]
Account Value	24,996	24,713	23,059	23,621	22,249	19,606	20,874	19,585	18,197	17,378	17,587	22,097	24,643	24,404	25,227	23,874	22,099	17,162	15,834	12,017	16,141	14,636	15,113	14,662	12,464	15,766	14,951	13,854	13,702	13,051	12,275	11,854	11,281	10,937	$ 10,000
MSCI US Small Cap Growth Index
Account Value [Line Items]
Account Value	$ 1,327,345	$ 1,312,363	$ 1,224,479	$ 1,254,374	$ 1,181,483	$ 1,041,137	$ 1,108,449	$ 1,040,048	$ 966,326	$ 922,836	$ 933,947	$ 1,173,442	$ 1,308,637	$ 1,295,947	$ 1,339,657	$ 1,267,792	$ 1,173,500	$ 911,360	$ 840,810	$ 638,115	$ 857,135	$ 777,215	$ 802,524	$ 778,611	$ 661,860	$ 837,221	$ 793,957	$ 735,693	$ 727,596	$ 693,032	$ 651,847	$ 629,501	$ 599,064	$ 580,763		$ 535,443	$ 517,767	$ 500,000